Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Apr. 14, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	May 03, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Mar. 09, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Jun. 23, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020
C000231078
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,931	$ 11,879	$ 11,195	$ 10,676	$ 10,571	$ 10,498	$ 10,354	$ 10,202	$ 10,317	$ 10,532	$ 10,753	$ 10,330	$ 10,258	$ 10,245	$ 9,836	$ 9,601		$ 9,666	$ 9,354	$ 9,016	$ 9,211	$ 8,882	$ 8,183	$ 8,446	$ 8,702	$ 9,241	$ 8,888	$ 8,542		$ 8,689	$ 8,805	$ 8,555	$ 9,202	$ 8,369	$ 8,628	$ 7,558	$ 7,640	$ 8,452	$ 8,540	$ 8,609	$ 9,119	$ 9,069	$ 9,704	$ 9,427
C000231082
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 12,337	12,289	11,589	11,061	10,959	10,890	10,746	10,595	10,723	10,949	11,188	10,758	10,689	10,676	10,259	10,020		10,095	9,781	9,426	9,637	9,298	8,572	8,857	9,128	9,698	9,339	8,972		9,135	9,264	9,006	9,698	8,823	9,099	7,977	8,071	8,932	9,032	9,105	9,653	9,613	10,287	10,000
C000231081
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 12,762	12,706	11,972	11,412	11,300	11,223	11,062	10,894	11,020	11,241	11,476	11,027	10,944	10,930	10,495	10,239		10,308	9,976	9,610	9,817	9,461	8,719	8,998	9,263	9,842	9,461	9,087		9,243	9,359	9,100	9,788	8,896	9,172	8,031	8,117	8,979	9,065	9,139	9,673	9,626	10,294	10,000
C000231080
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 12,792	12,736	11,993	11,439	11,326	11,249	11,088	10,920	11,042	11,271	11,506	11,049	10,966	10,952	10,509	10,260		10,322	9,990	9,623	9,831	9,479	8,730	9,009	9,274	9,853	9,472	9,097		9,254	9,370	9,104	9,792	8,900	9,172	8,031	8,117	8,985	9,072	9,139	9,680	9,626	10,294	10,000
C000231079
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,764	12,708	11,972	11,410	11,298	11,221	11,060	10,898	11,021	11,243	11,478	11,028	10,945	10,931	10,495	10,239		10,308	9,976	9,609	9,817	9,465	8,716	8,995	9,260	9,839	9,465	9,090		9,247	9,363	9,097	9,785	8,900	9,172	8,031	8,117	8,979	9,065	9,139	9,673	9,626	10,294	10,000
C000231074
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,792	12,736	11,993	11,439	11,326	11,249	11,088	10,920	11,042	11,271	11,506	11,049	10,966	10,952	10,509	10,260		10,322	9,990	9,623	9,831	9,479	8,730	9,009	9,274	9,853	9,472	9,097		9,254	9,370	9,104	9,792	8,900	9,172	8,031	8,117	8,985	9,072	9,139	9,680	9,626	10,294	10,000
C000248998
Account Value [Line Items]
Line Graph and Table Measure Name	Enhanced Municipal Yield Completion Fund
Account Value	$ 10,505	10,537	10,434	10,404	10,510	10,658	10,528	10,440	10,526	10,409	10,494	10,396	10,278	10,179	10,012	9,967	$ 10,000
C000241944
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,597	11,539	11,473	11,382	11,382	11,372	11,309	11,230	11,166	11,099	11,040	10,959	10,899	10,835	10,766	10,684		10,626	10,545	10,468	10,371	10,274	10,190	10,156	10,086	10,013	9,903	9,816	$ 9,775
C000241948
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 11,665	11,614	11,555	11,471	11,479	11,474	11,416	11,342	11,283	11,221	11,167	11,093	11,039	10,982	10,919	10,843		10,791	10,716	10,655	10,554	10,462	10,383	10,355	10,290	10,223	10,118	10,035	10,000
C000241947
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 11,916	11,855	11,785	11,690	11,688	11,675	11,609	11,526	11,458	11,388	11,326	11,241	11,177	11,110	11,037	10,951		10,890	10,816	10,736	10,624	10,522	10,435	10,398	10,324	10,249	10,134	10,043	10,000
C000241946
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 11,931	11,869	11,799	11,704	11,702	11,688	11,621	11,538	11,471	11,400	11,337	11,251	11,187	11,119	11,045	10,959		10,897	10,812	10,731	10,629	10,527	10,439	10,401	10,327	10,250	10,136	10,044	10,000
C000241945
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,916	11,855	11,785	11,690	11,688	11,675	11,609	11,526	11,459	11,388	11,326	11,241	11,177	11,110	11,037	10,951		10,890	10,805	10,725	10,624	10,522	10,435	10,398	10,324	10,249	10,134	10,044	10,000
C000241941
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 11,915	11,854	11,783	11,689	11,676	11,674	11,608	11,526	11,458	11,388	11,325	11,241	11,177	11,110	11,037	10,951		10,890	10,805	10,725	10,624	10,522	10,435	10,398	10,324	10,249	10,134	10,043	10,000
C000241940
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,930	11,869	11,798	11,704	11,690	11,688	11,621	11,539	11,471	11,400	11,337	11,251	11,187	11,119	11,045	10,959		10,897	10,812	10,731	10,629	10,527	10,439	10,401	10,327	10,250	10,136	10,044	10,000
C000228428
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 10,047	10,218	9,725	9,195	8,816	9,163	9,087	8,683	8,943	8,924	9,321	9,201	8,924	8,962	8,791	8,394		8,804	8,552	8,035	7,959	7,577	6,856	7,113	7,608	7,941	7,853	7,577		7,665	7,633	7,219	7,539	6,893	7,209	6,343	6,193	6,822	7,215	6,860	7,358	7,458	8,062		$ 8,118	$ 8,511	$ 9,421	$ 9,165	$ 9,439	$ 9,047	$ 9,626	$ 9,421	$ 9,371	$ 9,427
C000228432
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 10,337	10,522	10,020	9,478	9,095	9,458	9,385	8,976	9,247	9,233	9,650	9,531	9,247	9,293	9,121	8,718		9,147	8,890	8,361	8,282	7,898	7,145	7,416	7,938	8,288	8,209	7,918		8,024	7,991	7,561	7,898	7,231	7,561	6,662	6,504	7,171	7,594	7,224	7,746	7,859	8,500		8,566	8,982	9,954	9,689	9,987	9,577	10,198	9,987	9,934	10,000
C000228431
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 10,769	10,950	10,419	9,847	9,444	9,807	9,726	9,296	9,571	9,544	9,966	9,839	9,537	9,577	9,396	8,967		9,403	9,128	8,579	8,498	8,087	7,314	7,587	8,113	8,466	8,373	8,073		8,173	8,133	7,687	8,027	7,341	7,673	6,748	6,590	7,257	7,673	7,297	7,819	7,925	8,566		8,625	9,042	10,007	9,736	10,020	9,603	10,218	10,000	9,941	10,000
C000228430
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 10,806	10,988	10,455	9,881	9,470	9,841	9,760	9,321	9,601	9,574	9,997	9,870	9,567	9,601	9,420	8,996		9,426	9,158	8,600	8,519	8,111	7,337	7,604	8,131	8,484	8,391	8,091		8,184	8,151	7,697	8,044	7,350	7,680	6,761	6,596	7,264	7,687	7,303	7,826	7,931	8,572		8,632	9,048	10,013	9,736	10,026	9,603	10,218	10,000	9,941	10,000
C000228429
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,775	10,950	10,424	9,850	9,446	9,810	9,729	9,297	9,570	9,550	9,967	9,839	9,537	9,577	9,396	8,973		9,402	9,134	8,583	8,496	8,088	7,315	7,588	8,115	8,468	8,375	8,075		8,175	8,135	7,688	8,028	7,341	7,673	6,748	6,590	7,257	7,673	7,297	7,819	7,925	8,566		8,625	9,042	10,007	9,736	10,020	9,603	10,218	10,000	9,941	10,000
C000228427
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 10,554	10,734	10,221	9,663	9,264	9,630	9,556	9,131	9,410	9,390	9,809	9,683	9,390	9,437	9,257	8,845		9,277	9,011	8,466	8,393	7,993	7,230	7,502	8,026	8,378	8,291	8,000		8,099	8,066	7,621	7,966	7,283	7,614	6,702	6,550	7,211	7,634	7,257	7,786	7,892	8,533		8,599	9,015	9,980	9,709	10,000	9,590	10,212	9,993	9,941	10,000
C000228426
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 10,660	10,841	10,318	9,756	9,354	9,716	9,642	9,214	9,488	9,468	9,889	9,762	9,461	9,501	9,327	8,906		9,334	9,067	8,526	8,439	8,040	7,276	7,548	8,067	8,420	8,333	8,034		8,134	8,100	7,655	7,994	7,316	7,640	6,728	6,570	7,237	7,654	7,277	7,799	7,911	8,553		8,612	9,028	9,993	9,722	10,013	9,597	10,212	9,993	9,941	10,000
C000228425
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 10,773	10,949	10,422	9,849	9,444	9,809	9,728	9,296	9,569	9,549	9,965	9,838	9,535	9,576	9,394	8,971		9,401	9,132	8,582	8,495	8,088	7,315	7,588	8,115	8,462	8,375	8,075		8,175	8,135	7,688	8,028	7,341	7,673	6,748	6,590	7,257	7,673	7,297	7,819	7,925	8,566		8,625	9,042	10,007	9,736	10,020	9,603	10,218	10,000	9,941	10,000
C000228424
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,806	10,982	10,455	9,882	9,470	9,841	9,760	9,321	9,594	9,574	9,998	9,863	9,568	9,601	9,420	8,990		9,426	9,151	8,600	8,519	8,111	7,330	7,604	8,131	8,484	8,391	8,091		8,184	8,144	7,697	8,037	7,350	7,680	6,755	6,596	7,264	7,687	7,303	7,826	7,931	8,572		8,632	9,048	10,013	9,736	10,026	9,603	10,218	10,000	9,941	10,000
C000218936
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 14,067	13,991	13,719	13,388	13,574	13,772	13,686	13,542	13,540	13,400	13,395	13,227	13,071	12,865	12,751	12,624		12,678	12,540	12,468	12,407	12,065	11,662	11,753	11,786	11,733	11,595	11,411		11,468	11,371	11,298	11,402	11,077	11,117	10,928	10,675	10,989	11,121	10,623	11,261	11,272	11,507		11,529	11,599	11,754	11,592	11,703	11,665	11,626	11,589	11,583		$ 11,501	$ 11,443	$ 11,354	$ 11,305	$ 11,216	$ 11,138	$ 10,972	$ 10,636	$ 10,571	$ 10,627	$ 10,515	$ 10,163	$ 10,080	$ 9,776
C000218940
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 13,854	13,787	13,513	13,209	13,401	13,605	13,528	13,394	13,400	13,269	13,273	13,115	12,968	12,771	12,665	12,547		12,595	12,478	12,401	12,348	12,027	11,632	11,730	11,757	11,722	11,590	11,413		11,476	11,386	11,307	11,417	11,109	11,155	10,971	10,723	11,045	11,184	10,690	11,338	11,356	11,599		11,629	11,705	11,869	11,712	11,831	11,800	11,768	11,737	11,739		11,663	11,611	11,529	11,487	11,403	11,331	11,169	10,845	10,777	10,842	10,734	10,382	10,304	10,000
C000218939
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 14,524	14,443	14,160	13,815	14,005	14,222	14,117	13,966	13,976	13,815	13,807	13,646	13,469	13,254	13,134	13,001		13,055	12,911	12,835	12,770	12,428	11,999	12,091	12,123	12,066	11,934	11,731		11,799	11,699	11,610	11,715	11,390	11,418	11,233	10,960	11,281	11,426	10,913	11,555	11,575	11,815		11,836	11,905	12,063	11,895	11,996	11,966	11,924	11,883	11,875		11,789	11,727	11,634	11,582	11,489	11,407	11,235	10,890	10,822	10,878	10,761	10,400	10,313	10,000
C000218938
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 14,588	14,505	14,220	13,888	14,063	14,279	14,187	14,020	14,029	13,866	13,858	13,695	13,516	13,300	13,179	13,044		13,097	12,952	12,874	12,808	12,465	12,034	12,126	12,158	12,100	11,968	11,764		11,832	11,718	11,641	11,746	11,408	11,447	11,251	10,988	11,309	11,443	10,929	11,582	11,591	11,830		11,851	11,920	12,077	11,908	12,019	11,977	11,935	11,893	11,884		11,798	11,735	11,641	11,589	11,495	11,411	11,239	10,893	10,825	10,880	10,763	10,401	10,314	10,000
C000218937
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,513	14,432	14,149	13,804	13,994	14,197	14,106	13,955	13,951	13,804	13,797	13,622	13,459	13,244	13,124	12,991		13,045	12,901	12,825	12,760	12,418	11,989	12,081	12,113	12,057	11,925	11,722		11,790	11,677	11,600	11,705	11,381	11,408	11,224	10,962	11,283	11,417	10,904	11,558	11,578	11,817		11,839	11,908	12,066	11,897	12,009	11,968	11,926	11,885	11,877		11,791	11,729	11,636	11,584	11,490	11,408	11,235	10,890	10,822	10,878	10,761	10,400	10,313	10,000
C000218935
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,168	14,095	13,810	13,494	13,684	13,888	13,804	13,663	13,664	13,512	13,524	13,358	13,203	12,998	12,886	12,761		12,806	12,683	12,613	12,554	12,210	11,806	11,901	11,938	11,887	11,762	11,566		11,639	11,532	11,460	11,568	11,241	11,285	11,095	10,841	11,163	11,300	10,797	11,448	11,462	11,703		11,729	11,802	11,963	11,801	11,917	11,881	11,844	11,809	11,805		11,725	11,668	11,581	11,534	11,445	11,368	11,201	10,862	10,799	10,859	10,748	10,391	10,309	10,000
C000218934
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,353	14,276	13,984	13,661	13,852	14,055	13,968	13,821	13,820	13,677	13,673	13,503	13,344	13,133	13,018	12,889		12,944	12,805	12,731	12,669	12,333	11,910	12,003	12,038	11,983	11,855	11,655		11,726	11,616	11,541	11,648	11,316	11,357	11,165	10,907	11,228	11,363	10,855	11,507	11,518	11,759		11,782	11,854	12,013	11,847	11,962	11,923	11,884	11,846	11,840		11,757	11,698	11,608	11,559	11,468	11,388	11,218	10,876	10,810	10,869	10,754	10,395	10,311	10,000
C000218933
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,543	14,462	14,163	13,833	14,023	14,226	14,135	13,983	13,979	13,818	13,824	13,649	13,486	13,270	13,151	13,017		13,058	12,927	12,851	12,786	12,431	12,015	12,106	12,138	12,081	11,949	11,745		11,814	11,701	11,623	11,728	11,392	11,431	11,235	10,973	11,294	11,428	10,915	11,568	11,576	11,816		11,837	11,906	12,063	11,895	12,007	11,965	11,923	11,883	11,874		11,789	11,727	11,634	11,582	11,489	11,406	11,234	10,889	10,821	10,878	10,761	10,399	10,313	10,000
C000218932
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,586	14,504	14,203	13,872	14,061	14,263	14,171	14,004	14,013	13,851	13,856	13,680	13,515	13,298	13,177	13,043		13,082	12,950	12,860	12,794	12,450	12,033	12,124	12,156	12,099	11,954	11,762		11,818	11,717	11,627	11,744	11,407	11,446	11,249	10,987	11,307	11,441	10,927	11,581	11,601	11,829		11,850	11,930	12,076	11,908	12,019	11,988	11,946	11,894	11,884		11,798	11,735	11,642	11,589	11,495	11,412	11,239	10,894	10,825	10,881	10,763	10,401	10,314	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 14,016	14,216	13,909	13,301	12,718	12,770	12,527	11,901	12,178	12,248	12,952	12,834	12,430	12,075	12,273	11,816		12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 14,016	14,216	13,909	13,301	12,718	12,770	12,527	11,901	12,178	12,248	12,952	12,834	12,430	12,075	12,273	11,816		12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 14,016	14,216	13,909	13,301	12,718	12,770	12,527	11,901	12,178	12,248	12,952	12,834	12,430	12,075	12,273	11,816		12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 14,016	14,216	13,909	13,301	12,718	12,770	12,527	11,901	12,178	12,248	12,952	12,834	12,430	12,075	12,273	11,816		12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 14,016	14,216	13,909	13,301	12,718	12,770	12,527	11,901	12,178	12,248	12,952	12,834	12,430	12,075	12,273	11,816		12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 14,016	14,216	13,909	13,301	12,718	12,770	12,527	11,901	12,178	12,248	12,952	12,834	12,430	12,075	12,273	11,816		12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,842	10,870	10,706	10,783	10,741	10,737	10,505	10,450	10,624	10,513	10,780	10,638	10,487	10,248	10,151	9,982	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,674	10,702	10,540	10,616	10,575	10,571	10,343	10,288	10,460	10,350	10,613	10,473	10,325	10,089	9,995	9,828		10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,674	10,702	10,540	10,616	10,575	10,571	10,343	10,288	10,460	10,350	10,613	10,473	10,325	10,089	9,995	9,828		10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,674	10,702	10,540	10,616	10,575	10,571	10,343	10,288	10,460	10,350	10,613	10,473	10,325	10,089	9,995	9,828		10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,674	10,702	10,540	10,616	10,575	10,571	10,343	10,288	10,460	10,350	10,613	10,473	10,325	10,089	9,995	9,828		10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,674	10,702	10,540	10,616	10,575	10,571	10,343	10,288	10,460	10,350	10,613	10,473	10,325	10,089	9,995	9,828		10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,674	10,702	10,540	10,616	10,575	10,571	10,343	10,288	10,460	10,350	10,613	10,473	10,325	10,089	9,995	9,828		10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,674	10,702	10,540	10,616	10,575	10,571	10,343	10,288	10,460	10,350	10,613	10,473	10,325	10,089	9,995	9,828		10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 12,509	12,687	12,413	11,870	11,350	11,396	11,180	10,621	10,869	10,931	11,559	11,453	11,093	10,777	10,953	10,545		10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,723	9,748	9,601	9,670	9,632	9,628	9,421	9,371	9,527	9,428	9,667	9,540	9,405	9,190	9,104	8,952		9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 12,361	12,125	11,437	10,969	10,827	10,759	10,707	10,519	10,534	10,926	11,435	10,719	10,549	10,517	10,118	10,062		10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 12,361	12,125	11,437	10,969	10,827	10,759	10,707	10,519	10,534	10,926	11,435	10,719	10,549	10,517	10,118	10,062		10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 12,361	12,125	11,437	10,969	10,827	10,759	10,707	10,519	10,534	10,926	11,435	10,719	10,549	10,517	10,118	10,062		10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 12,361	12,125	11,437	10,969	10,827	10,759	10,707	10,519	10,534	10,926	11,435	10,719	10,549	10,517	10,118	10,062		10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 12,361	12,125	11,437	10,969	10,827	10,759	10,707	10,519	10,534	10,926	11,435	10,719	10,549	10,517	10,118	10,062		10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 12,361	12,125	11,437	10,969	10,827	10,759	10,707	10,519	10,534	10,926	11,435	10,719	10,549	10,517	10,118	10,062		10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	$ 10,000
Lord Abbett Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,177	10,197	10,134	10,128	10,210	10,386	10,284	10,233	10,384	10,208	10,359	10,257	10,177	10,085	9,933	9,962	$ 10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 11,449	11,389	11,334	11,271	11,256	11,215	11,167	11,118	11,067	11,018	10,962	10,907	10,859	10,803	10,753	10,692		10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 11,449	11,389	11,334	11,271	11,256	11,215	11,167	11,118	11,067	11,018	10,962	10,907	10,859	10,803	10,753	10,692		10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 11,449	11,389	11,334	11,271	11,256	11,215	11,167	11,118	11,067	11,018	10,962	10,907	10,859	10,803	10,753	10,692		10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 11,449	11,389	11,334	11,271	11,256	11,215	11,167	11,118	11,067	11,018	10,962	10,907	10,859	10,803	10,753	10,692		10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 11,449	11,389	11,334	11,271	11,256	11,215	11,167	11,118	11,067	11,018	10,962	10,907	10,859	10,803	10,753	10,692		10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 11,449	11,389	11,334	11,271	11,256	11,215	11,167	11,118	11,067	11,018	10,962	10,907	10,859	10,803	10,753	10,692		10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 11,449	11,389	11,334	11,271	11,256	11,215	11,167	11,118	11,067	11,018	10,962	10,907	10,859	10,803	10,753	10,692		10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	$ 10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 10,394	10,521	10,120	9,634	9,257	9,472	9,465	9,078	9,277	9,354	9,855	9,611	9,315	9,218	9,133	8,898		9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	$ 10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	14,066	13,838	13,649	13,644	13,750	13,668	13,500	13,534	13,401	13,450	13,310	13,135	12,942	12,826	12,702		12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	14,066	13,838	13,649	13,644	13,750	13,668	13,500	13,534	13,401	13,450	13,310	13,135	12,942	12,826	12,702		12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	14,066	13,838	13,649	13,644	13,750	13,668	13,500	13,534	13,401	13,450	13,310	13,135	12,942	12,826	12,702		12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	14,066	13,838	13,649	13,644	13,750	13,668	13,500	13,534	13,401	13,450	13,310	13,135	12,942	12,826	12,702		12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	14,066	13,838	13,649	13,644	13,750	13,668	13,500	13,534	13,401	13,450	13,310	13,135	12,942	12,826	12,702		12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	14,066	13,838	13,649	13,644	13,750	13,668	13,500	13,534	13,401	13,450	13,310	13,135	12,942	12,826	12,702		12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	14,066	13,838	13,649	13,644	13,750	13,668	13,500	13,534	13,401	13,450	13,310	13,135	12,942	12,826	12,702		12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	14,066	13,838	13,649	13,644	13,750	13,668	13,500	13,534	13,401	13,450	13,310	13,135	12,942	12,826	12,702		12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 14,109	$ 14,066	$ 13,838	$ 13,649	$ 13,644	$ 13,750	$ 13,668	$ 13,500	$ 13,534	$ 13,401	$ 13,450	$ 13,310	$ 13,135	$ 12,942	$ 12,826	$ 12,702		$ 12,770	$ 12,645	$ 12,605	$ 12,592	$ 12,253	$ 11,836	$ 11,916	$ 11,991	$ 11,947	$ 11,805	$ 11,645		$ 11,712	$ 11,618	$ 11,518	$ 11,606	$ 11,278	$ 11,330	$ 11,145	$ 10,869	$ 11,158	$ 11,344	$ 10,843	$ 11,428	$ 11,427	$ 11,650		$ 11,700	$ 11,745	$ 11,921	$ 11,760	$ 11,843	$ 11,832	$ 11,815	$ 11,764	$ 11,761		$ 11,675	$ 11,635	$ 11,538	$ 11,467	$ 11,404	$ 11,367	$ 11,216	$ 10,896	$ 10,851	$ 10,941	$ 10,846	$ 10,474	$ 10,381	$ 10,000